Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information Line Items
Entity Registrant Name	CN ENERGY GROUP. INC.
Entity Central Index Key	0001780785
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	4,988,337
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39978
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	Building 2‑B, Room 206
Entity Address Address Line 2	No. 268 Shiniu Road
Entity Address Address Line 3	Liandu District
Entity Address City Or Town	Lishui City
Entity Address Country	CN
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by CN Energy Group. Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s annual report on Form 20-F for the fiscal year ended September 30, 2025, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 30, 2026 (the “Original Form 20-F”). This Amendment is being filed to (i) revise certain disclosures in Note 2, “Summary of Significant Accounting Policies,” and Note 9, “Long-term Investments,” to the Company’s consolidated financial statements relating to the Company’s equity method investment in YN International Group Limited (“Ynong”), including disclosures regarding the significance of the investment under Regulation S-X, (ii) include, as Exhibit 99.1, the separate audited financial statements of Ynong as required by Rule 3-09 of Regulation S-X, and (iii) the consent of Enrome LLP, as the independent registered public accounting firm of each of the Company and Ynong. Except as described in this Explanatory Note and as specifically amended by this Amendment, the Original Form 20-F remains unchanged. This Amendment does not amend, update or otherwise revise the information in the Original Form 20-F to reflect events occurring after the date the Original Form 20-F was filed. In accordance with Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also includes currently dated certifications of the Company’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Icfr Auditor Attestation Flag	false
Auditor Name	Enrome LLP
Auditor Location	Singapore
Auditor Firm Id	6907
Security 12b Title	Class A ordinary shares, no par value per share
Trading Symbol	CNEY
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
City Area Code	571
Local Phone Number	87555823
Contact Personnel Email Address	jinwuhuang@cneny.com
Contact Personnel Name	Jinwu Huang